MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, Connecticut 06002-2910

                                               December 10, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re: MetLife of CT Fund UL for Variable Life Insurance
       File No. 333-152215/ 811-03927
       MetLife Variable Life Accumulator and
       MetLife Variable Life Accumulator- Series 2
       Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the forms of Prospectus Supplements dated April 28, 2008 and Prospectuses dated May 2, 2005 and being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and Prospectuses contained in Pre-Effective Amendment No.1 for the Account filed electronically with the Commission on November 20, 2008.

                                             Sincerely,


                                             /s/ John E. Connolly, Jr.

                                             John E. Connolly, Jr
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company